Financial Instruments - Summary of Balance Sheets Related to the Company's Use of Derivatives (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Cash Flow Hedging [Member] - USD ($)
$ in Millions
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Other Current Assets [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net			$ 3.5
Other Current Assets [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset	$ 0.0	$ 2.9
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Asset	0.0	2.9	3.5
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Asset	0.0	0.0	0.0
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets Interest Rate Swap Off Set			0.0
Other Noncurrent Assets [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net			32.0
Other Noncurrent Assets [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset	34.2	41.1
Other Noncurrent Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Asset	0.0	0.0	0.0
Other Noncurrent Assets [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Asset	34.2	41.1	109.1
Other Noncurrent Assets [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets Interest Rate Swap Off Set			(77.1)
Other Current Liabilities [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net			2.8
Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability	2.1	0.1
Other Current Liabilities [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Liability	2.1	0.1	2.8
Other Current Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Liability	0.0	0.0	0.0
Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Liabilities Off Set			0.0
Other Noncurrent Liabilities [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net			17.4
Other Noncurrent Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability	0.0	0.0
Other Noncurrent Liabilities [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Liability	0.0	0.0	0.0
Other Noncurrent Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Liability	$ 0.0	$ 0.0	(39.4)
Other Noncurrent Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Liabilities Off Set			$ 56.8